UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 96.5%
Brazil – 10.9%
269,240	Banco Bradesco SA (Banks)	$ 2,175,025
1,628,120	Banco Bradesco SA ADR (Banks)	12,927,273
900,300	Banco do Brasil SA (Banks)	5,797,870
590,200	BRF SA (Food, Beverage & Tobacco)	12,388,520
242,900	Grendene SA (Consumer Durables & Apparel)	1,267,724
989,802	Itau Unibanco Holding SA ADR (Banks)	8,591,481
2,293,700	JBS SA (Food, Beverage & Tobacco)	10,323,141
454,200	MRV Engenharia e Participacoes SA (Consumer Durables & Apparel)	1,021,434
23,900	Porto Seguro SA (Insurance)	271,741
120,900	Smiles SA (Media)	1,953,001
519,200	Ultrapar Participacoes SA (Energy)	10,655,583

		67,372,793

China – 19.1%
2,214,000	Air China Ltd. Class H (Transportation)	2,220,849
680,000	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	1,743,048
22,751,000	Bank of China Ltd. Class H (Banks)	12,432,001
8,485,000	Bank of Communications Co. Ltd. Class H (Banks)	7,457,956
11,645,000	China Construction Bank Corp. Class H (Banks)	9,499,603
1,447,000	China Everbright Bank Co. Ltd. Class H (Banks)	805,798
2,294,000	China Life Insurance Co. Ltd. Class H (Insurance)	8,449,386
268,000	China Machinery Engineering Corp. Class H (Capital Goods)	203,351
10,624,000	China Telecom Corp. Ltd. Class H (Telecommunication Services)	5,941,331
11,394,000	Chongqing Rural Commercial Bank Co. Ltd. Class H (Banks)	8,148,116
723,500	Hengan International Group Co. Ltd. (Household & Personal Products)	8,086,797
16,244,000	Industrial & Commercial Bank of China Ltd. Class H (Banks)	11,159,433
696,000	KWG Property Holding Ltd. (Real Estate)	521,749
5,929,000	Metallurgical Corp of China Ltd. Class H (Capital Goods)	1,978,656
30,900	NetEase, Inc. ADR (Software & Services)	4,283,667
756,000	PICC Property & Casualty Co. Ltd. Class H (Insurance)	1,573,010
7,986,000	Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,542,943
1,324,000	Sunac China Holdings Ltd. (Real Estate)	1,183,748
1,192,600	Tencent Holdings Ltd. (Software & Services)	22,218,901

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
558,000	Travelsky Technology Ltd. Class H (Software & Services)	$ 673,819
56,300	Vipshop Holdings Ltd. ADR (Retailing)*	1,097,287
594,000	Xinhua Winshare Publishing and Media Co. Ltd. Class H (Retailing)	527,908
467,000	Xinjiang Goldwind Science & Technology Co. Ltd. Class H (Capital Goods)	891,290
2,526,000	Zhejiang Expressway Co. Ltd. Class H (Transportation)	2,907,030

		118,547,677

Hong Kong – 5.5%
854,000	Belle International Holdings Ltd. (Consumer Durables & Apparel)	887,878
1,858,000	China Everbright Ltd. (Diversified Financials)	4,502,894
678,500	China Mobile Ltd. (Telecommunication Services)	8,882,112
1,544,000	China Overseas Land & Investment Ltd. (Real Estate)	4,862,298
2,872,000	China Travel International Investment Hong Kong Ltd. (Consumer Services)	1,108,460
1,154,000	Guangdong Investment Ltd. (Utilities)	1,564,896
3,693,000	Huabao International Holdings Ltd. (Materials)	1,794,043
6,488,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	7,512,475
3,620,000	Skyworth Digital Holdings Ltd. (Consumer Durables & Apparel)	2,764,804

		33,879,860

Hungary – 0.0%
4,509	MOL Hungarian Oil and Gas PLC (Energy)	237,523

India – 6.1%
58,196	Bajaj Holdings & Investment Ltd. (Diversified Financials)	1,339,172
645,314	Bharat Petroleum Corp. Ltd. (Energy)	9,328,672
5,362	Britannia Industries Ltd. (Food, Beverage & Tobacco)	263,573
133,079	Cadila Healthcare Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,916,207
1,854,183	Dish TV India Ltd. (Media)*	3,355,957
10,969	Emami Ltd. (Household & Personal Products)	224,227
805,079	Infosys Ltd. ADR (Software & Services)(a)	13,613,886
125,276	LIC Housing Finance Ltd. (Banks)	974,506
162,454	Voltas Ltd. (Capital Goods)	804,332
19,800	WNS Holdings Ltd. ADR (Software & Services)*	590,238

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
India – (continued)
143,338	Wockhardt Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$ 3,497,519

		37,908,289

Indonesia – 1.6%
26,312,000	PT Bank Negara Indonesia (Persero) Tbk (Banks)	9,247,875
161,000	PT Unilever Indonesia Tbk (Household & Personal Products)	476,085

		9,723,960

Malaysia – 0.8%
606,000	IHH Healthcare Bhd (Health Care Equipment & Services)	952,744
249,600	Tenaga Nasional Bhd (Utilities)	795,689
1,555,000	Top Glove Corp Bhd (Health Care Equipment & Services)	3,098,209

		4,846,642

Mexico – 6.6%
641,040	America Movil SAB de CV Class L ADR (Telecommunication Services)(a)	12,423,355
26,890	Controladora Vuela Cia de Aviacion SAB de CV ADR (Transportation)*	371,620
75,200	El Puerto de Liverpool SAB de CV (Retailing)	880,231
748,200	Gruma SAB de CV Class B (Food, Beverage & Tobacco)	9,803,103
338,400	Grupo Aeroportuario del Centro Norte Sab de CV (Transportation)*	1,882,228
66,060	Grupo Aeroportuario del Pacifico SAB de CV ADR (Transportation)*	5,210,813
66,342	Grupo Aeroportuario del Sureste SAB de CV ADR (Transportation)	9,925,427
122,500	Grupo Mexico SAB de CVSeries B (Materials)	334,979

		40,831,756

Peru – 1.2%
54,291	Credicorp Ltd. (Banks)	7,160,983

Poland – 1.9%
127,871	Energa SA (Utilities)	689,819
545,003	Polski Koncern Naftowy Orlen SA (Energy)	10,991,192

		11,681,011

Qatar – 0.4%
83,040	Barwa Real Estate Co. (Real Estate)	1,136,665
28,449	Qatar National Bank SAQ (Banks)	1,423,703

		2,560,368

Russia – 3.7%
214,089	Lukoil PJSC ADR (Energy)	8,815,883
61,895	Magnit PJSC GDR (Food & Staples Retailing)	3,351,727

Shares	Description	Value
Common Stocks – (continued)
Russia – (continued)
687,010	MMC Norilsk Nickel PJSC ADR (Materials)	$ 10,598,927
25,170	Severstal PAO GDR (Materials)	283,517

		23,050,054

South Africa – 6.1%
371,307	Barclays Africa Group Ltd. (Banks)	5,458,738
17,884	Capitec Bank Holdings Ltd. (Banks)	658,429
55,849	Clicks Group Ltd. (Food & Staples Retailing)	425,035
2,619,631	FirstRand Ltd. (Diversified Financials)	11,316,932
218,030	Investec Ltd. (Diversified Financials)	1,974,402
132,915	MMI Holdings Ltd. (Insurance)	309,429
269,014	Mondi Ltd. (Materials)	6,437,241
68,738	Nedbank Group Ltd. (Banks)	1,368,193
913,874	Netcare Ltd. (Health Care Equipment & Services)	2,912,023
73,167	Rand Merchant Insurance Holdings Ltd. (Insurance)	256,236
190,980	RMB Holdings Ltd. (Diversified Financials)	1,030,575
345,621	Standard Bank Group Ltd. (Banks)	4,150,612
568,608	Super Group Ltd. (Retailing)*	1,595,667

		37,893,512

South Korea – 16.5%
7,460	AK Holdings, Inc. (Materials)	587,717
8,524	Amorepacific Corp. (Household & Personal Products)	3,005,039
48,852	AMOREPACIFIC Group (Household & Personal Products)	8,150,493
7,744	Bukwang Pharmaceutical Co. Ltd (Pharmaceuticals, Biotechnology & Life Sciences)	175,502
4,338	CJ CheilJedang Corp. (Food, Beverage & Tobacco)	1,526,547
18,991	CJ Corp. (Capital Goods)	4,973,303
235,442	Daewoo Securities Co. Ltd. (Diversified Financials)	2,924,344
78,026	GOLFZONYUWONHOLDINGS Co. Ltd. (Retailing)	771,784
3,678	Hanssem Co. Ltd. (Consumer Durables & Apparel)	935,155
22,945	Hanwha Corp. (Materials)	932,623
50,404	Hyosung Corp. (Materials)	6,149,776
90,605	Hyundai Development Co. - Engineering & Construction (Capital Goods)	5,447,746
120,348	Korea Electric Power Corp. (Utilities)	5,203,720
37,281	Korea Investment Holdings Co. Ltd. (Diversified Financials)	1,988,870
5,704	Korea Petro Chemical Ind (Materials)	881,641
207,244	Kwang Dong Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,572,721

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
15,081	LG Household & Health Care Ltd. (Household & Personal Products)	$ 11,045,094
22,614	Lotte Chemical Corp. (Materials)	5,035,978
10,618	Medy-Tox, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	4,819,966
149,654	Mirae Asset Securities Co. Ltd. (Diversified Financials)	5,639,238
4,000	NCSoft Corp. (Software & Services)	750,123
12,236	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	12,414,118
7,346	SK Holdings Co. Ltd. (Capital Goods)	1,299,510
69,042	SK Innovation Co. Ltd. (Energy)*	5,895,767
172,821	S-Oil Corp. (Energy)	9,290,688

		102,417,463

Taiwan – 11.8%
1,053,000	Cathay Financial Holding Co. Ltd. (Insurance)	1,701,954
1,248,000	China Life Insurance Co. Ltd. (Insurance)*	1,258,625
746,000	Elite Material Co. Ltd. (Technology Hardware & Equipment)	1,539,125
3,209,940	Far Eastern New Century Corp. (Capital Goods)	3,024,366
85,000	Formosa Chemicals & Fibre Corp. (Materials)	201,407
475,000	Formosa Petrochemical Corp. (Energy)	1,120,435
71,000	Foxconn Technology Co. Ltd. (Technology Hardware & Equipment)	215,648
6,000,000	Fubon Financial Holding Co. Ltd. (Diversified Financials)	10,946,527
705,000	Getac Technology Corp. (Technology Hardware & Equipment)	473,609
1,277,000	Grand Pacific Petrochemical (Materials)	640,043
304,000	Grape King Bio Ltd. (Household & Personal Products)	2,044,339
315,000	Highwealth Construction Corp. (Real Estate)	648,143
820,000	Kung Long Batteries Industrial Co. Ltd. (Capital Goods)	3,254,075
7,000	Largan Precision Co. Ltd. (Technology Hardware & Equipment)	711,184
4,291,000	Mega Financial Holding Co. Ltd. (Banks)	3,667,146
552,000	Nien Hsing Textile Co. Ltd. (Consumer Durables & Apparel)	398,503
306,000	Pou Chen Corp. (Consumer Durables & Apparel)	434,649
1,327,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,488,433
750,000	Ruentex Industries Ltd. (Consumer Durables & Apparel)*	1,570,922

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
5,287,000	Siliconware Precision Industries Co. Ltd. (Semiconductors & Semiconductor Equipment)	$ 6,003,509
215,000	Sitronix Technology Corp. (Semiconductors & Semiconductor Equipment)	527,849
445,000	Systex Corp. (Software & Services)	746,087
1,566,000	Taiwan Paiho Ltd. (Consumer Durables & Apparel)	3,272,051
1,096,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	24,232,560
401,000	United Integrated Services Co. Ltd. (Capital Goods)	395,935
1,640,000	Wan Hai Lines Ltd. (Transportation)	1,373,961

		72,891,085

Thailand – 1.7%
245,800	Delta Electronics Thailand PCL (Technology Hardware & Equipment)	561,785
9,824,300	IRPC PCL (Energy)	1,170,140
524,200	PTT PCL (Energy)	4,844,759
249,500	The Siam Cement PCL (Registered) (Materials)	3,724,915

		10,301,599

Turkey – 2.6%
69,208	Aksa Akrilik Kimya Sanayii AS (Consumer Durables & Apparel)	277,222
443,629	Dogus Otomotiv Servis ve Ticaret AS (Retailing)	2,569,465
420,279	TAV Havalimanlari Holding AS (Transportation)	3,192,897
737,016	Tofas Turk Otomobil Fabrikasi AS (Automobiles & Components)	4,827,219
1,486,127	Turk Hava Yollari AO (Transportation)*	4,833,520
116,956	Turk Telekomunikasyon AS (Telecommunication Services)	290,375

		15,990,698

United Arab Emirates – 0.0%
100,791	Abu Dhabi Commercial Bank PJSC (Banks)	226,624

TOTAL COMMON STOCKS		$597,521,897

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Rate	Value
Preferred Stocks – 1.1%
Brazil – 0.4%
424,000	Braskem SA Class A (Materials)	0.606%	$ 1,552,873
80,850	Itau Unibanco Holding SA (Banks)	0.014	710,282

			2,263,155

South Korea – 0.7%
2,523	Hyundai Motor Co. (Automobiles & Components)	1,000.000	222,127
4,991	LG Household & Health Care Ltd. (Household & Personal Products)	4,050.000	1,701,841
3,528	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	1,000.000	2,775,235

			4,699,203

TOTAL PREFERRED STOCKS			$ 6,962,358

Shares	Description		Value
Exchange Traded Fund – 1.5%
United States – 1.5%
239,108	Vanguard FTSE Emerging Markets Fund		$ 9,162,619

Units	Description	Expiration Month	Value
Right* – 0.0%
South Korea – 0.0%
14,284	Meritz Securities Co. Ltd. Class R (Diversified Financials)	08/15	$ 19,179

Warrant* – 0.0%
Thailand – 0.0%
1,567,600	BTS Group Holdings PCL (Transportation)	11/18	$ 49,814

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$613,715,867

Shares	Distribution Rate		Value
Securities Lending Reinvestment Vehicle(b)(c) – 0.4%
Goldman Sachs Financial Square Money Market Fund — FST Shares
2,301,600	0.102%		$ 2,301,600

TOTAL INVESTMENTS – 99.5%			$616,017,467

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%			2,913,365

NET ASSETS – 100.0%			$618,930,832

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on July 31, 2015.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$612,706,985

Gross unrealized gain	48,426,453
Gross unrealized loss	(45,115,971)

Net unrealized security gain	$3,310,482

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 97.5%
Australia – 3.3%
181,386	Australia & New Zealand Banking Group Ltd. (Banks)	$ 4,325,777
226,286	Australian Pharmaceutical Industries Ltd. (Health Care Equipment & Services)	262,870
1,956	Blackmores Ltd. (Household & Personal Products)	126,416
194,444	Caltex Australia Ltd. (Energy)	4,898,257
48,019	CSR Ltd. (Materials)	131,033
98,131	Domino’s Pizza Enterprises Ltd. (Consumer Services)	2,894,190
356,048	Downer EDI Ltd. (Commercial & Professional Services)	1,181,496
53,263	Goodman Group (REIT)	254,018
75,725	Harvey Norman Holdings Ltd. (Retailing)	246,309
246,272	Mirvac Group (REIT)	339,282
330,409	Northern Star Resources Ltd. (Materials)	498,106
1,386,037	Qantas Airways Ltd. (Transportation)*	3,787,490
198,574	Treasury Wine Estates Ltd. (Food, Beverage & Tobacco)	834,426
215,305	Woodside Petroleum Ltd. (Energy)	5,598,279

		25,377,949

Austria – 0.6%
89,084	ams AG (Semiconductors & Semiconductor Equipment)	3,862,980
5,282	Oesterreichische Post AG (Transportation)	235,809
4,060	Strabag SE (Capital Goods)	98,519

		4,197,308

Belgium – 0.2%
14,530	Delhaize Group (Food & Staples Retailing)	1,315,545
7,603	KBC Groep NV (Banks)	530,160

		1,845,705

Canada – 0.1%
111,161	Entertainment One Ltd. (Media)	578,446

China – 0.4%
487,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	2,201,843
1,622,000	FIH Mobile Ltd. (Technology Hardware & Equipment)	847,308

		3,049,151

Denmark – 3.4%
2,348	A.P. Moeller - Maersk A/S Class A (Transportation)	3,880,854
87,522	Danske Bank A/S (Banks)	2,736,332
20,676	NKT Holding A/S (Capital Goods)	1,159,348
197,280	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	11,642,772

Shares	Description	Value
Common Stocks – (continued)
Denmark – (continued)
131,645	Vestas Wind Systems A/S (Capital Goods)	$ 7,191,452

		26,610,758

Finland – 1.3%
35,988	Metsa Board OYJ Class B (Materials)	256,402
44,618	Neste OYJ (Energy)	1,243,110
53,196	Orion OYJ Class B (Pharmaceuticals, Biotechnology & Life Sciences)	2,220,816
340,682	UPM-Kymmene OYJ (Materials)	6,292,991

		10,013,319

France – 8.1%
41,661	Airbus Group SE (Capital Goods)	2,957,323
4,521	Alten SA (Software & Services)	227,837
37,914	Compagnie Generale des Etablissements Michelin Class B (Automobiles & Components)	3,711,350
234,957	Credit Agricole SA (Banks)	3,696,958
7,942	Faurecia (Automobiles & Components)	304,714
26,345	Fonciere Des Regions (REIT)	2,274,851
8,165	Gecina SA (REIT)	1,046,025
94,591	Havas SA (Media)	813,416
53,279	Klepierre (REIT)	2,424,120
38,488	L’Oreal SA (Household & Personal Products)	7,193,901
50,471	Natixis SA (Banks)	370,418
19,415	Numericable-SFR SAS (Media)*	1,058,557
92,870	Safran SA (Capital Goods)	7,031,256
15,492	Saft Groupe SA (Capital Goods)	631,844
100,533	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	10,836,558
142,574	SCOR SE (Insurance)	5,463,499
3,217	Societe BIC SA (Commercial & Professional Services)	550,982
104,364	Technicolor SA (Registered) (Media)	825,363
22,887	UBISOFT Entertainment (Software & Services)*	444,659
34,338	Valeo SA (Automobiles & Components)	4,576,463
241,744	Vivendi SA (Telecommunication Services)	6,352,272

		62,792,366

Germany – 12.0%
52,202	Allianz SE (Registered) (Insurance)	8,551,342
23,843	Aurubis AG (Materials)	1,426,365
24,973	BASF SE (Materials)	2,158,031
62,425	Beiersdorf AG (Household & Personal Products)	5,333,560
8,121	CTS Eventim AG & Co. KGaA (Media)	306,052
265,754	Deutsche Bank AG (Registered) (Diversified Financials)	9,335,893

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
551,982	Deutsche Telekom AG (Registered) (Telecommunication Services)	$ 9,981,182
138,188	Dialog Semiconductor PLC (Semiconductors & Semiconductor Equipment)*	6,891,704
48,156	Duerr AG (Capital Goods)	3,963,912
72,822	Fresenius Medical Care AG & Co. KGaA (Health Care Equipment & Services)	5,958,452
112,280	Fresenius SE & Co. KGaA (Health Care Equipment & Services)	7,769,318
9,587	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)	705,475
12,236	Hannover Rueck SE (Insurance)	1,299,043
155,679	K+S AG (Registered) (Materials)	6,387,529
5,874	Krones AG (Capital Goods)	677,184
9,080	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	924,019
35,895	Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Insurance)	6,596,725
192,026	Nordex SE (Capital Goods)*	5,469,243
84,994	ProSiebenSat.1 Media SE (Media)	4,345,170
121,355	Rhoen Klinikum AG (Health Care Equipment & Services)	3,372,768
27,874	Software AG (Software & Services)	833,983
11,215	United Internet AG (Registered) (Software & Services)	554,306
1,854	zooplus AG (Retailing)*	256,202

		93,097,458

Hong Kong – 3.7%
1,798,400	AIA Group Ltd. (Insurance)	11,697,764
90,000	BOC Hong Kong Holdings Ltd. (Banks)	362,506
5,498,000	China Travel International Investment Hong Kong Ltd. (Consumer Services)	2,121,976
48,356	CK Hutchison Holdings Ltd. (Capital Goods)	717,771
334,500	CLP Holdings Ltd. (Utilities)	2,840,749
83,000	Hang Lung Group Ltd. (Real Estate)	374,105
239,000	Hang Lung Properties Ltd. (Real Estate)	682,544
148,900	Hongkong Land Holdings Ltd. (Real Estate)	1,145,648
70,900	Jardine Strategic Holdings Ltd. (Capital Goods)	2,129,816
226,000	NWS Holdings Ltd. (Capital Goods)	339,704

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
1,762,000	The United Laboratories International Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	$ 1,061,749
500,000	Wheelock & Co. Ltd. (Real Estate)	2,587,077
851,000	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	2,766,302

		28,827,711

Ireland – 0.5%
489,992	Beazley PLC (Insurance)	2,580,026
10,591	Shire PLC (Pharmaceuticals, Biotechnology & Life Sciences)	941,499
834	Shire PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	222,520

		3,744,045

Italy – 0.7%
32,625	Azimut Holding SpA (Diversified Financials)	814,894
239,667	Banca Popolare di Milano Scarl (Banks)	259,234
7,068	Brembo SpA (Automobiles & Components)	318,958
85,505	Eni SpA (Energy)	1,496,390
74,894	ERG SpA (Energy)	968,932
335,473	Mediaset SpA (Media)	1,698,696

		5,557,104

Japan – 25.8%
24,000	AEON Financial Service Co. Ltd. (Diversified Financials)	624,864
75,400	Alfresa Holdings Corp. (Health Care Equipment & Services)	1,262,743
58,200	Alpine Electronics, Inc. (Consumer Durables & Apparel)	958,864
171,600	Asahi Group Holdings Ltd. (Food, Beverage & Tobacco)	5,751,000
49,300	Ashikaga Holdings Co. Ltd. (Banks)	207,164
569,700	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	8,575,082
119,500	Bandai Namco Holdings, Inc. (Consumer Durables & Apparel)	2,648,872
287,400	Brother Industries Ltd. (Technology Hardware & Equipment)	3,970,170
8,400	Century Tokyo Leasing Corp. (Diversified Financials)	284,963
68,200	Chubu Electric Power Co., Inc. (Utilities)	1,156,909
54,300	COMSYS Holdings Corp. (Capital Goods)	823,199
20,700	Credit Saison Co. Ltd. (Diversified Financials)	458,130

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
373,500	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$ 7,648,224
239,100	Daiwa House Industry Co. Ltd. (Real Estate)	5,946,945
782,000	Daiwa Securities Group, Inc. (Diversified Financials)	6,076,482
35,400	DCM Holdings Co. Ltd. (Retailing)	322,246
36,200	Don Quijote Holdings Co. Ltd. (Retailing)	1,543,227
12,700	Doutor Nichires Holdings Co. Ltd. (Consumer Services)	204,296
157,100	Fuji Heavy Industries Ltd. (Automobiles & Components)	5,804,455
62,900	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	2,494,535
232,000	Gree, Inc. (Software & Services)(a)	1,364,484
21,200	Haseko Corp. (Consumer Durables & Apparel)	268,454
9,500	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	345,354
34,300	Hokuriku Electric Power Co. (Utilities)	527,272
27,600	Hoya Corp. (Health Care Equipment & Services)	1,167,157
209,200	Ibiden Co. Ltd. (Technology Hardware & Equipment)	3,458,694
14,400	Idemitsu Kosan Co. Ltd. (Energy)	264,685
219,800	Iida Group Holdings Co. Ltd. (Consumer Durables & Apparel)	3,858,040
34,500	ITOCHU Corp. (Capital Goods)	422,344
131,500	Japan Airlines Co. Ltd. (Transportation)	4,961,371
4,200	Japan Airport Terminal Co. Ltd. (Transportation)	223,434
1,295,000	JX Holdings, Inc. (Energy)	5,520,294
132,500	Kao Corp. (Household & Personal Products)	6,717,296
14,700	Kasai Kogyo Co. Ltd. (Automobiles & Components)	173,195
197,200	KDDI Corp. (Telecommunication Services)	5,006,133
205,000	Kinden Corp. (Capital Goods)	2,732,321
12,700	Kokuyo Co. Ltd. (Commercial & Professional Services)	131,902
13,500	Konami Corp. (Software & Services)	281,542
28,100	Kuraray Co. Ltd. (Materials)	331,264
47,000	Kureha Corp. (Materials)	177,410
22,100	KYORIN Holdings, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	430,514
55,500	Medipal Holdings Corp. (Health Care Equipment & Services)	988,175

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
12,100	Mirait Holdings Corp. (Capital Goods)	$ 138,842
299,500	Mitsubishi Corp. (Capital Goods)	6,462,250
509,000	Mitsubishi Electric Corp. (Capital Goods)	5,466,784
265,000	Mitsubishi Gas Chemical Co., Inc. (Materials)	1,470,040
991,000	Mitsubishi Heavy Industries Ltd. (Capital Goods)	5,239,577
326,700	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	5,439,467
41,200	Mitsubishi UFJ Financial Group, Inc. (Banks)	299,816
61,400	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financials)	329,131
450,100	Mitsui & Co. Ltd. (Capital Goods)	5,840,136
181,700	MS&AD Insurance Group Holdings, Inc. (Insurance)	5,722,157
33,600	NET One Systems Co. Ltd. (Software & Services)	206,398
173,400	Nexon Co. Ltd. (Software & Services)	2,374,339
5,900	Nichi-iko Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	202,901
17,500	Nintendo Co. Ltd. (Software & Services)	3,073,708
2,271,000	Nippon Steel & Sumitomo Metal Corp. (Materials)	5,364,266
109,600	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	4,220,996
9,600	Nippon Television Holdings, Inc. (Media)	180,817
5,100	Nitto Kogyo Corp. (Capital Goods)	112,627
56,500	North Pacific Bank Ltd. (Banks)	248,158
203,000	NTT DOCOMO, Inc. (Telecommunication Services)	4,286,413
11,800	Oracle Corp. Japan (Software & Services)	496,600
528,500	ORIX Corp. (Diversified Financials)	7,893,481
10,500	Paltac Corp. (Retailing)	204,381
16,100	Parco Co. Ltd. (Retailing)	160,053
11,200	Sangetsu Co. Ltd. (Consumer Durables & Apparel)	184,539
10,500	Sankyo Co. Ltd. (Consumer Durables & Apparel)	398,253
356,100	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	5,238,955
381,500	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	4,759,628
336,000	Sekisui House Ltd. (Consumer Durables & Apparel)	4,991,353

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
3,000	Shimamura Co. Ltd. (Retailing)	$ 309,539
17,000	Shimizu Corp. (Capital Goods)	149,089
8,700	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	346,606
29,700	SoftBank Group Corp. (Telecommunication Services)	1,641,642
17,900	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	630,669
19,100	Sony Financial Holdings, Inc. (Insurance)	365,115
435,000	Sumitomo Dainippon Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	5,201,814
12,100	Sumitomo Mitsui Financial Group, Inc. (Banks)	545,638
17,800	Temp Holdings Co. Ltd. (Commercial & Professional Services)	735,235
7,800	T-Gaia Corp. (Retailing)	135,736
43,000	The Chugoku Electric Power Co., Inc. (Utilities)	643,078
11,700	The Kansai Electric Power Co., Inc. (Utilities)*	158,644
25,000	Tohoku Electric Power Co., Inc. (Utilities)	366,576
164,700	Tokio Marine Holdings, Inc. (Insurance)	6,858,618
402,000	Toko, Inc. (Technology Hardware & Equipment)(a)	1,068,408
39,600	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	2,186,156
66,400	Tokyo Tatemono Co. Ltd. (Real Estate)	929,160
8,600	Toppan Forms Co. Ltd. (Commercial & Professional Services)	116,651
12,700	Trend Micro, Inc. (Software & Services)	464,845
104,000	Ube Industries Ltd. (Materials)	181,896
422,000	Unitika Ltd. (Consumer Durables & Apparel)*	197,365
33,100	Wacom Co. Ltd. (Technology Hardware & Equipment)(a)	122,643

		200,474,894

Netherlands – 5.9%
108,486	Boskalis Westminster NV (Capital Goods)	5,300,345
21,827	Euronext NV (Diversified Financials)(b)	996,038
69,342	Heineken Holding NV (Food, Beverage & Tobacco)	4,805,062
550,692	ING Groep NV CVA (Banks)	9,365,699
178,672	Koninklijke Ahold NV (Food & Staples Retailing)	3,555,888
60,676	Koninklijke Vopak NV (Energy)	3,169,806
247,364	Royal Dutch Shell PLC Class A (Energy)	7,094,804

Shares	Description	Value
Common Stocks – (continued)
Netherlands – continued
164,504	Royal Dutch Shell PLC Class B (Energy)	$ 4,763,223
191,593	Wolters Kluwer NV (Media)	6,341,465

		45,392,330

New Zealand – 0.1%
125,949	Nuplex Industries Ltd. (Materials)	378,077
37,501	Z Energy Ltd. (Energy)	143,456

		521,533

Norway – 3.1%
386,279	DNB ASA (Banks)	6,297,293
5,109	Kongsberg Gruppen ASA (Capital Goods)	85,581
310,141	Orkla ASA (Food, Beverage & Tobacco)	2,471,754
259,099	Statoil ASA (Energy)	4,368,058
231,799	Telenor ASA (Telecommunication Services)	5,091,696
115,253	Yara International ASA (Materials)	5,734,320

		24,048,702

Singapore – 1.3%
4,785,700	Golden Agri-Resources Ltd. (Food, Beverage & Tobacco)	1,098,243
33,200	Jardine Cycle & Carriage Ltd. (Retailing)	715,069
201,000	OUE Ltd. (Consumer Services)	283,731
466,000	Singapore Airlines Ltd. (Transportation)	3,645,484
1,930,700	Wilmar International Ltd. (Food, Beverage & Tobacco)	4,502,161

		10,244,688

South Africa – 0.7%
59,217	Investec PLC (Diversified Financials)	540,078
210,360	Mondi PLC (Materials)	5,049,733

		5,589,811

Spain – 2.2%
864,808	Banco Santander SA (Banks)	5,979,898
311,867	Gamesa Corp. Tecnologica SA (Capital Goods)	4,939,051
160,653	Inditex SA (Retailing)	5,508,475
57,170	Mediaset Espana Comunicacion SA (Media)	718,726

		17,146,150

Sweden – 2.3%
123,744	BillerudKorsnas AB (Materials)	1,900,916
248,734	Boliden AB (Materials)	4,593,306
17,272	Electrolux ABSeries B (Consumer Durables & Apparel)	495,844
56,622	JM AB (Consumer Durables & Apparel)	1,499,123
34,225	Nobia AB (Consumer Durables & Apparel)	401,449
372,307	Skandinaviska Enskilda Banken AB Class A (Banks)	4,482,006

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Sweden – continued
130,647	Swedish Match AB (Food, Beverage & Tobacco)	$ 4,001,703
32,461	Tele2 AB Class B (Telecommunication Services)	337,836

		17,712,183

Switzerland – 5.3%
69,869	Actelion Ltd. (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	10,332,460
5,192	Adecco SA (Registered) (Commercial & Professional Services)*	433,337
51,191	Ascom Holding AG (Registered) (Technology Hardware & Equipment)	928,034
607	Banque Cantonale Vaudoise (Registered) (Banks)	393,530
85,579	Credit Suisse Group AG (Registered) (Diversified Financials)*	2,524,649
1,350	Flughafen Zuerich AG (Registered) (Transportation)	1,108,121
45,826	Logitech International SA (Registered) (Technology Hardware & Equipment)	659,273
36,656	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	5,313,456
458,255	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	3,586,928
80,285	Swiss Re AG (Insurance)	7,222,202
3,402	Syngenta AG (Registered) (Materials)	1,401,525
14,062	Temenos Group AG (Registered) (Software & Services)*	515,449
3,881	Vontobel Holding AG (Registered) (Diversified Financials)	206,454
21,212	Zurich Insurance Group AG (Insurance)*	6,459,259

		41,084,677

United Kingdom – 16.5%
246,001	3i Group PLC (Diversified Financials)	2,122,036
48,599	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	762,476
2,781	ARM Holdings PLC ADR (Semiconductors & Semiconductor Equipment)	130,818
15,831	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	1,068,728

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
55,098	AstraZeneca PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)(a)	$ 1,861,761
13,610	Berendsen PLC (Commercial & Professional Services)	217,389
86,853	Berkeley Group Holdings PLC (Consumer Durables & Apparel)	4,561,162
194,098	BP PLC ADR (Energy)	7,175,803
293,799	British American Tobacco PLC (Food, Beverage & Tobacco)	17,444,619
509,414	BT Group PLC (Telecommunication Services)	3,686,630
408,901	Dixons Carphone PLC (Retailing)	2,909,703
148,302	DS Smith PLC (Materials)	926,337
1,580,212	HSBC Holdings PLC (Banks)	14,273,184
145,230	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	7,621,169
148,656	Inchcape PLC (Retailing)	1,861,755
98,807	Indivior PLC (Pharmaceuticals, Biotechnology & Life Sciences)*	407,049
52,604	International Consolidated Airlines Group SA (Transportation)*	437,732
773,492	Legal & General Group PLC (Insurance)	3,145,965
842,696	Man Group PLC (Diversified Financials)	2,136,832
127,764	Marks & Spencer Group PLC (Retailing)	1,084,443
571,579	National Grid PLC (Utilities)	7,606,989
165,321	Old Mutual PLC (Insurance)	546,748
113,097	Persimmon PLC (Consumer Durables & Apparel)*	3,608,936
102,714	Reckitt Benckiser Group PLC (Household & Personal Products)	9,850,082
54,209	Rio Tinto PLC ADR (Materials)(a)	2,093,552
405,920	Standard Chartered PLC (Banks)	6,206,724
327,565	Unilever NV CVA (Household & Personal Products)	14,674,344
81,097	Unilever PLC (Household & Personal Products)	3,678,559
165,998	Vodafone Group PLC ADR (Telecommunication Services)(c)	6,271,404

		128,372,929

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$756,279,217

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) – 0.6%
Goldman Sachs Financial Square Money Market Fund — FST Shares
5,035,462	0.102%	$ 5,035,462

TOTAL INVESTMENTS – 98.1%		$761,314,679

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%		15,002,975

NET ASSETS – 100.0%		$776,317,654

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $996,038, which represents approximately 0.1% of net assets as of July 31, 2015.

(c)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(d)	Represents an affiliated issuer.

(e)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on July 31, 2015.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	92	September 2015	$3,635,383	$159,394
FTSE 100 Index	16	September 2015	1,662,595	2,089
Hang Seng Index	1	August 2015	158,185	(3,332)
MSCI Singapore Index	2	August 2015	103,510	(5,279)
SPI 200 Index	6	September 2015	619,590	11,511
TSE TOPIX Index	12	September 2015	1,607,294	5,715

TOTAL				$170,098

TAX INFORMATION — At July 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$732,384,925

Gross unrealized gain	62,148,971
Gross unrealized loss	(33,219,217)

Net unrealized security gain	$28,929,754

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 95.8%
Australia – 5.5%
160,531	Altium Ltd. (Software & Services)	$ 527,329
45,374	Ansell Ltd. (Health Care Equipment & Services)	829,429
619,920	Australian Pharmaceutical Industries Ltd. (Health Care Equipment & Services)	720,143
142,452	BT Investment Management Ltd. (Diversified Financials)	1,012,345
529,279	Cabcharge Australia Ltd. (Commercial & Professional Services)(a)	1,289,530
279,262	Charter Hall Group (REIT)	963,868
1,542,331	CSR Ltd. (Materials)	4,208,671
242,101	Domino’s Pizza Enterprises Ltd. (Consumer Services)	7,140,314
2,146,223	Downer EDI Ltd. (Commercial & Professional Services)	7,121,947
881,583	Echo Entertainment Group Ltd. (Consumer Services)	3,227,837
1,470,435	Evolution Mining Ltd. (Materials)	1,070,091
106,954	GUD Holdings Ltd. (Consumer Durables & Apparel)	730,284
1,176,328	Independence Group NL (Materials)(a)	3,237,387
127,364	Investa Office Fund (REIT)	368,048
476,551	JB Hi-Fi Ltd. (Retailing)(a)	6,715,016
421,149	M2 Group Ltd. (Telecommunication Services)	3,391,433
17,914	Magellan Financial Group Ltd. (Diversified Financials)	242,130
173,189	Metals X Ltd. (Materials)	142,451
1,671,732	Northern Star Resources Ltd. (Materials)	2,520,211
847,319	Nufarm Ltd. (Materials)	4,772,135
305,705	Orora Ltd. (Materials)	520,075
458,752	OZ Minerals Ltd. (Materials)	1,241,424
264,007	Premier Investments Ltd. (Retailing)	2,570,207
31,742	Regis Healthcare Ltd. (Healthcare Equipment & Services)*	132,931
167,962	Sandfire Resources NL (Materials)	736,296
3,863,667	Sigma Pharmaceuticals Ltd. (Health Care Equipment & Services)	2,451,323
72,363	Sirtex Medical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,628,176
164,914	Technology One Ltd. (Software & Services)	479,918
75,473	Thorn Group Ltd. (Retailing)	142,575
549,486	Transfield Services Ltd. (Commercial & Professional Services)*	516,754

		60,650,278

Shares	Description	Value
Common Stocks – (continued)
Austria – 1.4%
120,751	ams AG (Semiconductors & Semiconductor Equipment)	$ 5,236,167
61,452	Austria Technologie & Systemtechnik AG (Technology Hardware & Equipment)	1,041,028
22,924	Flughafen Wien AG (Transportation)	1,976,338
22,652	Lenzing AG (Materials)	1,650,959
2,992	Mayr Melnhof Karton AG (Materials)	346,669
102,807	Oesterreichische Post AG (Transportation)	4,589,702
16,794	Porr AG (Capital Goods)	492,455
24,771	S IMMO AG (Real Estate)*	220,631

		15,553,949

Belgium – 1.1%
155,339	bpost SA (Transportation)	4,396,007
8,769	Cie d’Entreprises CFE (Capital Goods)	1,170,144
16,186	D’ieteren SA (Retailing)	591,772
8,441	Galapagos NV (Pharmaceuticals, Biotechnology & Life Sciences)*	506,438
21,409	KBC Ancora (Diversified Financials)	882,346
28,120	Kinepolis Group NV (Media)*(a)	1,135,560
55,571	Melexis NV (Semiconductors & Semiconductor Equipment)	2,973,047
14,876	Tessenderlo Chemie NV (Materials)*	583,184

		12,238,498

Bermuda – 0.4%
327,779	Hiscox Ltd. (Insurance)	4,734,112

Canada – 0.3%
544,339	Entertainment One Ltd. (Media)	2,832,564

China – 0.3%
7,419,000	FIH Mobile Ltd. (Technology Hardware & Equipment)	3,875,573

Denmark – 2.0%
154,221	Bakkafrost P/F (Food, Beverage & Tobacco)	4,681,666
74,854	Bavarian Nordic A/S (Pharmaceuticals, Biotechnology & Life Sciences)*	3,537,296
9,522	Dfds A/S (Transportation)	1,307,465
3,573	Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*	336,665
47,336	NKT Holding A/S (Capital Goods)	2,654,231

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Denmark – (continued)
3,103	PER Aarsleff A/S Class B (Capital Goods)	$ 1,064,921
5,489	Royal Unibrew A/S (Food, Beverage & Tobacco)	179,626
24,541	Schouw & Co. A/S (Food, Beverage & Tobacco)	1,332,719
26,875	SimCorp A/S (Software & Services)	1,145,031
32,994	Spar Nord Bank A/S (Banks)	387,779
133,979	Sydbank A/S (Banks)	5,071,930

		21,699,329

Finland – 0.4%
148,780	Metsa Board OYJ Class B (Materials)	1,060,007
434,070	Sponda OYJ (Real Estate)	1,725,717
8,153	Tieto OYJ (Software & Services)	208,760
107,616	Valmet OYJ (Capital Goods)	1,273,627

		4,268,111

France – 4.7%
32,526	ABC Arbitrage (Diversified Financials)	172,893
25,372	Adocia (Pharmaceuticals, Biotechnology & Life Sciences)*	2,408,146
260,970	Air France-KLM (Transportation)*(a)	1,866,891
29,844	Alten SA (Software & Services)	1,503,996
39,576	Assystem (Commercial & Professional Services)	781,054
21,396	Boiron SA (Pharmaceuticals, Biotechnology & Life Sciences)	2,373,314
20,806	Cegid Group SA (Software & Services)	899,521
12,279	Euler Hermes Group (Insurance)	1,279,266
7,106	Gaztransport Et Technigaz SA (Energy)	433,521
9,261	Guerbet (Health Care Equipment & Services)	596,014
412,897	Havas SA (Media)	3,550,624
94,571	Innate Pharma SA (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	1,472,175
51,080	Ipsen SA (Pharmaceuticals, Biotechnology & Life Sciences)	3,291,345
100,996	IPSOS (Media)	2,532,277
189,209	Mercialys SA (REIT)	4,313,903
163,489	Metropole Television SA (Media)	3,308,215
95,486	Saft Groupe SA (Capital Goods)	3,894,412
17,886	SEB SA (Consumer Durables & Apparel)	1,805,283
841,829	Technicolor SA (Registered) (Media)	6,657,603

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
352,792	UBISOFT Entertainment (Software & Services)*	$ 6,854,205
19,547	Vicat (Materials)	1,453,718

		51,448,376

Germany – 7.4%
60,562	Aareal Bank AG (Banks)	2,470,744
4,156	Amadeus Fire AG (Commercial & Professional Services)	408,687
27,957	Aurelius AG (Diversified Financials)	1,351,071
132,183	Aurubis AG (Materials)	7,907,612
363,510	Borussia Dortmund GmbH & Co. KGaA (Media)(a)	1,642,239
37,608	CENTROTEC Sustainable AG (Capital Goods)	612,631
45,757	CTS Eventim AG & Co. KGaA (Media)	1,724,419
82,672	Deutsche Beteiligungs AG (Diversified Financials)	2,664,483
200,928	Deutz AG (Capital Goods)	1,173,426
147,134	Dialog Semiconductor PLC (Semiconductors & Semiconductor Equipment)*	7,337,859
2,872	Draegerwerk AG & Co. KGaA (Health Care Equipment & Services)	234,477
80,741	Duerr AG (Capital Goods)	6,646,113
42,879	Freenet AG (Telecommunication Services)	1,471,529
120,282	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)	8,851,146
40,387	Grammer AG (Automobiles & Components)	1,130,865
23,168	Homag Group AG (Capital Goods)	889,176
6,751	Indus Holding AG (Capital Goods)	332,705
61,939	KION Group AG (Capital Goods)*	2,838,314
64,993	Krones AG (Capital Goods)	7,492,717
22,236	Nemetschek AG (Software & Services)	822,611
282,377	Nordex SE (Capital Goods)*	8,042,600
5,749	R Stahl AG (Capital Goods)(a)	239,894
229,363	Rhoen Klinikum AG (Health Care Equipment & Services)	6,374,589
48,672	Software AG (Software & Services)	1,456,254
8,080	STRATEC Biomedical AG (Health Care Equipment & Services)	449,905
8,255	Stroeer SE (Media)	408,224
50,780	Takkt AG (Retailing)	970,558
45,608	Wacker Neuson SE (Capital Goods)	919,405

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
15,360	XING AG (Software & Services)	$ 2,577,961
12,660	zooplus AG (Retailing)*	1,749,468

		81,191,682

Hong Kong – 1.6%
2,291,000	Brightoil Petroleum Holdings Ltd. (Energy)*(a)	837,972
513,000	Champion REIT (REIT)	284,548
386,400	Dah Sing Financial Holdings Ltd. (Banks)	2,522,484
1,165,000	Emperor Entertainment Hotel Ltd. (Consumer Services)	261,484
1,418,000	Emperor International Holdings Ltd. (Real Estate)	299,761
263,600	Esprit Holdings Ltd. (Retailing)	252,619
1,552,000	Giordano International Ltd. (Retailing)	786,781
2,212,000	Global Brands Group Holding Ltd. (Consumer Durables & Apparel)*	490,187
908,000	Hutchison Telecommunications Hong Kong Holdings Ltd. (Telecommunication Services)	398,129
2,686,000	Newocean Energy Holdings Ltd. (Energy)(a)	1,196,358
210,000	Regal Hotels International Holdings Ltd. (Consumer Services)	121,357
1,453,000	Samson Holding Ltd. (Consumer Durables & Apparel)	192,947
4,886,000	Shun Tak Holdings Ltd. (Capital Goods)	2,681,092
514,208	SmarTone Telecommunications Holdings Ltd. (Telecommunication Services)	1,050,449
109,138	SOCAM Development Ltd. (Capital Goods)*	75,569
187,000	Sun Hung Kai & Co. Ltd. (Diversified Financials)	124,429
607,000	Sunlight Real Estate Investment Trust (REIT)	309,143
1,070,000	Texwinca Holdings Ltd. (Consumer Durables & Apparel)	1,294,661
4,326,000	The United Laboratories International Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	2,606,768
100,000	Tian An China Investments Co. Ltd. (Real Estate)	59,874
4,824,000	Truly International Holdings Ltd. (Technology Hardware & Equipment)	1,617,894

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
657,600	VST Holdings Ltd. (Technology Hardware & Equipment)	$ 224,790
438,000	Xinyi Glass Holdings Ltd. (Automobiles & Components)	229,676

		17,918,972

Ireland – 1.0%
604,684	Aer Lingus Group PLC (Transportation)	1,660,236
1,010,371	Beazley PLC (Insurance)	5,320,053
76,774	Grafton Group PLC (Capital Goods)	862,406
129,410	Irish Continental Group PLC (Transportation)	622,505
355,904	UDG Healthcare PLC (Health Care Equipment & Services)	2,787,324

		11,252,524

Israel – 0.2%
175,101	Delek Automotive Systems Ltd. (Retailing)	1,949,614

Italy – 4.4%
143,240	Ansaldo STS SpA (Transportation)	1,482,321
134,855	ASTM SpA (Transportation)	1,823,284
267,854	Azimut Holding SpA (Diversified Financials)	6,690,348
132,048	Banca IFIS SpA (Diversified Financials)	3,291,883
2,857,605	Banca Popolare di Milano Scarl (Banks)	3,090,909
22,269	Biesse SpA (Capital Goods)	374,941
39,715	Brembo SpA (Automobiles & Components)	1,792,222
264,153	Cementir Holding SpA (Materials)	1,772,552
208,110	Credito Emiliano SpA (Banks)	1,754,343
97,754	DeA Capital SpA (Diversified Financials)	161,037
66,464	DiaSorin SpA (Health Care Equipment & Services)	3,052,871
272,839	ERG SpA (Energy)	3,529,823
33,158	Industria Macchine Automatiche SpA (Capital Goods)	1,716,848
25,367	La Doria SpA (Food, Beverage & Tobacco)	359,385
24,314	Mediaset SpA (Media)	123,116
274,652	Recordati SpA (Pharmaceuticals, Biotechnology & Life Sciences)	6,840,455
10,158	Reply SpA (Software & Services)	1,146,292
169,934	Salini Impregilo SpA (Capital Goods)	810,845
2,096,281	Saras SpA (Energy)*	4,733,407

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Italy – (continued)
297,148	Societa Cattolica di Assicurazioni Scarl (Insurance)	$ 2,430,616
102,317	Tamburi Investment Partners SpA (Diversified Financials)	389,923
143,564	Unipol Gruppo Finanziario SpA (Insurance)	769,297

		48,136,718

Japan – 31.4%
212,900	Aderans Co. Ltd. (Household & Personal Products)	1,723,654
3,324	Advance Residence Investment Corp. (REIT)	7,252,854
2,230	AEON REIT Investment Corp. (REIT)(a)	2,680,919
122,000	Aichi Steel Corp. (Materials)	534,096
8,900	Amano Corp. (Technology Hardware & Equipment)	123,808
115,200	Arcs Co. Ltd. (Food & Staples Retailing)	2,524,325
56,900	Artnature, Inc. (Household & Personal Products)	485,547
8,100	Asatsu-DK, Inc. (Media)	182,002
218,900	Ashikaga Holdings Co. Ltd. (Banks)	919,840
127,600	ASKA Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,644,919
28,300	Bank of the Ryukyus Ltd. (Banks)	420,443
36,300	Broadleaf Co. Ltd. (Software & Services)	347,230
10,600	C. Uyemura & Co. Ltd. (Materials)	563,618
261,600	Canon Marketing Japan, Inc. (Retailing)	4,136,507
155,600	Century Tokyo Leasing Corp. (Diversified Financials)	5,278,604
41,500	Chiyoda Integre Co. Ltd. (Capital Goods)	919,274
172,000	Chugoku Marine Paints Ltd. (Materials)	1,245,055
35,600	Cocokara fine, Inc. (Food & Staples Retailing)	1,334,383
497,000	COMSYS Holdings Corp. (Capital Goods)	7,534,622
1,082,000	Cosmo Oil Co. Ltd. (Energy)*	1,752,250
76,900	Daido Metal Co. Ltd. (Automobiles & Components)	730,870
93,400	Daiichikosho Co. Ltd. (Media)	3,672,420
1,679,000	Daikyo, Inc. (Real Estate)	2,843,956
576	Daiwa House Residential Investment Corp. (REIT)	1,214,627
31,000	Daiwa Industries Ltd. (Capital Goods)	203,901

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
901	Daiwa Office Investment Corp. (REIT)	$ 4,449,478
950,000	Daiwabo Holdings Co. Ltd. (Technology Hardware & Equipment)	1,792,837
460,700	DCM Holdings Co. Ltd. (Retailing)	4,193,748
19,300	DeNa Co. Ltd. (Software & Services)	383,425
72,300	Digital Garage, Inc. (Software & Services)	1,035,152
243,100	Doutor Nichires Holdings Co. Ltd. (Consumer Services)	3,910,586
12,000	Dr. Ci:Labo Co. Ltd. (Household & Personal Products)(a)	219,888
130,400	DTS Corp. (Software & Services)	2,911,997
179,000	Ebara Corp. (Capital Goods)	812,196
449,200	EDION Corp. (Retailing)(a)	2,965,365
125,200	Foster Electric Co. Ltd. (Consumer Durables & Apparel)	2,572,546
624	Frontier Real Estate Investment Corp. (REIT)	2,717,542
325,800	Fuji Machine Manufacturing Co. Ltd. (Capital Goods)	3,100,933
80,900	Fuji Soft, Inc. (Software & Services)	1,690,357
285,000	Fujibo Holdings, Inc. (Consumer Durables & Apparel)	549,175
486,000	Fujikura Ltd. (Capital Goods)	2,572,753
46,900	Fujimi, Inc. (Materials)	641,341
133,000	Fukuyama Transporting Co. Ltd. (Transportation)(a)	683,241
256,000	Funai Electric Co. Ltd. (Consumer Durables & Apparel)	2,846,729
1,144,000	Furukawa Electric Co. Ltd. (Capital Goods)	1,898,644
45,700	Fuyo General Lease Co. Ltd. (Diversified Financials)	1,915,050
77,400	Geo Holdings Corp. (Retailing)	1,065,819
1,455	Global One Real Estate Investment Corp. (REIT)	4,923,150
53,200	Glory Ltd. (Capital Goods)	1,546,872
903,000	Gree, Inc. (Software & Services)(a)	5,310,902
65,600	G-Tekt Corp. (Automobiles & Components)	607,428
88,200	Gurunavi, Inc. (Software & Services)(a)	1,406,517
865	Hankyu REIT, Inc. (REIT)	940,732
59,500	Happinet Corp. (Retailing)	628,484
99,000	Haseko Corp. (Consumer Durables & Apparel)	1,253,631
13,900	Heiwa Corp. (Consumer Durables & Apparel)	305,245

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
153,400	Heiwa Real Estate Co. Ltd. (Real Estate)	$ 2,213,415
60,100	Hitachi Capital Corp. (Diversified Financials)	1,632,510
53,900	Hokkaido Electric Power Co., Inc. (Utilities)*	649,991
103,000	IBJ Leasing Co. Ltd. (Diversified Financials)	2,421,958
560	Ichigo Real Estate Investment Corp. (REIT)	393,363
14,100	Inaba Denki Sangyo Co. Ltd. (Capital Goods)	480,275
11,900	Inabata & Co. Ltd. (Capital Goods)	127,016
307,000	Jaccs Co. Ltd. (Diversified Financials)	1,475,464
138,600	Jafco Co. Ltd. (Diversified Financials)	6,783,187
47,000	Japan Digital Laboratory Co. Ltd. (Technology Hardware & Equipment)	687,809
883	Japan Logistics Fund, Inc. (REIT)	1,664,210
2,667	Japan Rental Housing Investments, Inc. (REIT)	1,766,624
145,000	Japan Vilene Co. Ltd. (Consumer Durables & Apparel)	964,383
245,000	J-Oil Mills, Inc. (Food, Beverage & Tobacco)	830,254
125,100	Kadokawa Dwango (Media)*	1,490,788
124,000	Kaken Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,620,041
38,400	Keihin Corp. (Automobiles & Components)	545,354
622	Kenedix Office Investment Corp. (REIT)	2,881,795
356,400	Kinden Corp. (Capital Goods)	4,750,239
167,300	Kissei Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,094,308
633,500	Kitz Corp. (Capital Goods)	2,894,640
128,000	Koa Corp. (Technology Hardware & Equipment)	1,163,226
1,800	Kobayashi Pharmaceutical Co. Ltd. (Household & Personal Products)	141,196
140,800	Koei Tecmo Holdings Co. Ltd. (Software & Services)	2,778,307
202,100	Kohnan Shoji Co. Ltd. (Retailing)	2,746,031
283,900	Kokuyo Co. Ltd. (Commercial & Professional Services)	2,948,584
46,500	Komeri Co. Ltd. (Retailing)	1,121,301
61,300	Komori Corp. (Capital Goods)	681,789

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
34,300	Konoike Transport Co. Ltd. (Transportation)	$ 443,914
210,000	Kurabo Industries Ltd. (Consumer Durables & Apparel)	439,980
577,000	Kureha Corp. (Materials)	2,177,993
26,300	Kusuri No Aoki Co. Ltd. (Food & Staples Retailing)	1,363,010
157,000	Kyokuto Securities Co. Ltd. (Diversified Financials)	2,296,029
111,900	KYORIN Holdings, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	2,179,844
326,100	Kyowa Exeo Corp. (Capital Goods)	3,970,206
68,850	Macnica Fuji Electronics Holdings, Inc. (Technology Hardware & Equipment)*	853,095
100,000	Maeda Road Construction Co. Ltd. (Capital Goods)	1,836,758
240,000	Marudai Food Co. Ltd. (Food, Beverage & Tobacco)	950,384
389,000	Marusan Securities Co. Ltd. (Diversified Financials)	4,349,007
59,100	Maruwa Co. Ltd. (Technology Hardware & Equipment)	1,336,786
6,100	Matsumotokiyoshi Holdings Co. Ltd. (Food & Staples Retailing)	294,400
927	MCUBS MidCity Investment Corp. (REIT)(a)	2,361,416
54,200	Megachips Corp. (Semiconductors & Semiconductor Equipment)	608,422
72,500	Meiko Network Japan Co. Ltd. (Consumer Services)	803,741
33,300	Meitec Corp. (Commercial & Professional Services)	1,314,103
90,600	Melco Holdings, Inc. (Technology Hardware & Equipment)(a)	1,583,163
288,700	Mirait Holdings Corp. (Capital Goods)	3,312,689
200,000	Mito Securities Co. Ltd. (Diversified Financials)	718,943
94,200	Mitsui High-Tec, Inc. (Semiconductors & Semiconductor Equipment)	594,581
7,200	Mochida Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	399,422
648	Mori Trust Sogo REIT, Inc. (REIT)	1,203,827
708,000	Morinaga Milk Industry Co. Ltd. (Food, Beverage & Tobacco)	2,894,830
125,600	NEC Networks & System Integration Corp. (Software & Services)	2,631,033

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
657,100	NET One Systems Co. Ltd. (Software & Services)	$ 4,036,431
190,900	Nichi-iko Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	6,565,052
13,300	NIFTY Corp. (Software & Services)	151,335
206,000	Nippon Flour Mills Co. Ltd. (Food, Beverage & Tobacco)	1,370,467
239,000	Nippon Thompson Co. Ltd. (Capital Goods)	1,179,022
39,300	Nishimatsuya Chain Co. Ltd. (Retailing)	378,064
16,200	Nissha Printing Co. Ltd. (Commercial & Professional Services)(a)	288,921
138,000	Nissin Electric Co. Ltd. (Capital Goods)	826,835
107,000	Nittetsu Mining Co. Ltd. (Materials)	502,995
57,000	Nitto Boseki Co. Ltd. (Capital Goods)	304,977
119,600	Nitto Kogyo Corp. (Capital Goods)	2,641,203
15,100	Noevir Holdings Co. Ltd. (Household & Personal Products)	342,837
2,597	Nomura Real Estate Master Fund, Inc. (REIT)(a)	3,118,794
437	Nomura Real Estate Office Fund, Inc. (REIT)	1,868,315
311	Nomura Real Estate Residential Fund, Inc. (REIT)(a)	1,642,896
418,800	North Pacific Bank Ltd. (Banks)	1,839,441
26,800	NS Solutions Corp. (Software & Services)	1,056,797
163,400	NSD Co. Ltd. (Software & Services)	2,194,308
42,500	Ohsho Food Service Corp. (Consumer Services)	1,425,462
20,400	Oiles Corp. (Capital Goods)	330,430
17,100	Okamura Corp. (Commercial & Professional Services)	152,088
38,000	Okasan Securities Group, Inc. (Diversified Financials)	271,643
46,000	Pacific Metals Co. Ltd. (Materials)*	139,438
190,000	Paltac Corp. (Retailing)	3,698,318
49,000	PanaHome Corp. (Consumer Durables & Apparel)	308,369
10,800	Paramount Bed Holdings Co. Ltd. (Health Care Equipment & Services)	322,500
104,800	Parco Co. Ltd. (Retailing)	1,041,832
112,800	Plenus Co. Ltd. (Consumer Services)	1,898,319
64,400	Pola Orbis Holdings, Inc. (Household & Personal Products)	3,934,517

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
125,000	Rengo Co. Ltd. (Materials)	$ 483,954
59,000	Riken Corp. (Automobiles & Components)	223,091
68,000	Riso Kagaku Corp. (Technology Hardware & Equipment)	1,295,813
228,300	Round One Corp. (Consumer Services)	1,123,037
377,000	Ryobi Ltd. (Capital Goods)	1,541,039
14,100	Ryosan Co. Ltd. (Technology Hardware & Equipment)	364,244
82,200	Saizeriya Co. Ltd. (Consumer Services)	1,913,201
110,000	Sakai Chemical Industry Co. Ltd. (Materials)	357,432
38,700	San-A Co. Ltd. (Food & Staples Retailing)	2,005,207
68,700	Sangetsu Co. Ltd. (Consumer Durables & Apparel)	1,131,948
49,400	Sankyo Tateyama, Inc. (Capital Goods)	730,914
203,000	Sankyu, Inc. (Transportation)	1,152,110
29,000	Sanyo Denki Co. Ltd. (Capital Goods)	187,079
43,000	Sanyo Shokai Ltd. (Consumer Durables & Apparel)	117,874
367,000	Sanyo Special Steel Co. Ltd. (Materials)	1,613,780
5,700	Sawai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	348,897
5,000	Senko Co. Ltd. (Transportation)	33,049
9,700	Shima Seiki Manufacturing Ltd. (Capital Goods)	151,018
279,000	Shindengen Electric Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,294,595
261,200	Shinko Electric Industries Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,948,653
168,000	Shinmaywa Industries Ltd. (Capital Goods)	1,700,443
603,000	Showa Denko KK (Materials)	743,327
574,300	SKY Perfect JSAT Holdings, Inc. (Media)	2,882,856
130,000	SMK Corp. (Technology Hardware & Equipment)	596,630
46,200	St. Marc Holdings Co. Ltd. (Consumer Services)	1,608,013
27,100	Sugi Holdings Co. Ltd. (Food & Staples Retailing)	1,380,468
25,600	Sumitomo Densetsu Co. Ltd. (Capital Goods)	344,348
287,000	Sumitomo Osaka Cement Co. Ltd. (Materials)	1,076,029

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
142,600	Sumitomo Riko Co. Ltd. (Automobiles & Components)	$ 1,149,775
186,000	Sumitomo Seika Chemicals Co. Ltd. (Materials)	1,273,050
9,600	Sundrug Co. Ltd. (Food & Staples Retailing)	559,149
137,400	Tamron Co. Ltd. (Consumer Durables & Apparel)	2,869,143
84,800	Tatsuta Electric Wire and Cable Co. Ltd. (Capital Goods)	345,164
89,200	Temp Holdings Co. Ltd. (Commercial & Professional Services)	3,684,438
56,000	The Daishi Bank Ltd. (Banks)	241,513
98,000	The Japan Wool Textile Co. Ltd. (Consumer Durables & Apparel)	772,071
60,000	The Nanto Bank Ltd. (Banks)	202,091
80,800	The Nippon Signal Co. Ltd. (Technology Hardware & Equipment)	855,249
526,000	The Nisshin Oillio Group Ltd. (Food, Beverage & Tobacco)	2,272,920
42,000	The Oita Bank Ltd. (Banks)	181,122
11,550	The Okinawa Electric Power Co., Inc. (Utilities)	288,600
323,000	The Towa Bank Ltd. (Banks)	307,185
205,000	Toagosei Co. Ltd. (Materials)	1,592,332
15,100	Tocalo Co. Ltd. (Capital Goods)	310,201
94,000	Toei Co. Ltd. (Media)	672,978
211,600	Toho Holdings Co. Ltd. (Health Care Equipment & Services)	5,263,114
19,900	Tohokushinsha Film Corp. (Media)	154,611
455,400	Tokai Tokyo Financial Holdings, Inc. (Diversified Financials)	3,478,421
16,000	Token Corp. (Consumer Durables & Apparel)	1,046,201
68,000	Toko, Inc. (Technology Hardware & Equipment)(a)	180,726
834,000	Tokuyama Corp. (Materials)*(a)	1,519,677
266,700	Tokyo Seimitsu Co. Ltd. (Semiconductors & Semiconductor Equipment)	5,291,617
1,361	Tokyu REIT, Inc. (REIT)	1,572,192
872	Top REIT, Inc. (REIT)	3,545,658
207,500	Toppan Forms Co. Ltd. (Commercial & Professional Services)	2,814,546
23,400	Torii Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	603,041

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
42,400	Towa Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$ 3,240,990
345,000	Toyo Ink SC Holdings Co. Ltd. (Materials)	1,373,605
36,700	Toyo Tanso Co. Ltd. (Capital Goods)	559,027
187,000	Tsubakimoto Chain Co. (Capital Goods)	1,594,665
107,500	Tsumura & Co. (Pharmaceuticals, Biotechnology & Life Sciences)	2,253,810
9,000	TV Asahi Holdings Corp. (Media)	140,983
3,794,000	Ube Industries Ltd. (Materials)	6,635,696
102,600	Unipres Corp. (Automobiles & Components)	1,967,203
712,000	Unitika Ltd. (Consumer Durables & Apparel)*	332,994
24,030	Usen Corp. (Media)*	69,699
86,600	Wacom Co. Ltd. (Technology Hardware & Equipment)(a)	320,873
139,100	Wakita & Co. Ltd. (Capital Goods)(a)	1,335,304
43,200	Warabeya Nichiyo Co. Ltd. (Food, Beverage & Tobacco)	1,161,681
24,700	Yorozu Corp. (Automobiles & Components)	509,880
3,300	Zenkoku Hosho Co. Ltd. (Diversified Financials)	120,294

		344,831,265

Netherlands – 2.4%
80,414	ASM International NV (Semiconductors & Semiconductor Equipment)	3,615,770
224,123	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	5,329,904
468,865	BinckBank NV (Diversified Financials)	4,441,141
26,729	Eurocommercial Properties NV CVA (Real Estate)	1,153,268
94,624	Euronext NV (Diversified Financials)(b)	4,318,004
349,050	SNS REAAL NV (Diversified Financials)*(a)	—
118,584	TKH Group NV CVA (Capital Goods)	5,088,415
45,772	Vastned Retail NV (REIT)(a)	2,080,535
21,986	Wessanen (Food, Beverage & Tobacco)	235,643

		26,262,680

New Zealand – 0.7%
2,868,023	Air New Zealand Ltd. (Transportation)	4,995,503

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
New Zealand – (continued)
140,292	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Services)	$ 694,097
54,141	Infratil Ltd. (Utilities)	115,435
372,138	Nuplex Industries Ltd. (Materials)	1,117,093
139,254	SKY Network Television Ltd. (Media)	562,431
54,737	Summerset Group Holdings Ltd. (Health Care Equipment & Services)	150,942
34,701	Z Energy Ltd. (Energy)	132,745

		7,768,246

Norway – 2.2%
74,288	Atea ASA (Software & Services)	643,436
265,401	Austevoll Seafood ASA (Food, Beverage & Tobacco)	1,380,148
250,427	Avance Gas Holding Ltd. (Energy)(b)	4,185,161
224,650	Borregaard ASA (Materials)	1,423,423
1,617,637	Kongsberg Automotive ASA (Automobiles & Components)*	1,010,747
84,036	Leroy Seafood Group ASA (Food, Beverage & Tobacco)	2,889,969
546,428	Marine Harvest ASA (Food, Beverage & Tobacco)	6,744,919
174,416	Salmar ASA (Food, Beverage & Tobacco)	2,758,051
152,134	SpareBank 1 SMN (Banks)	1,177,792
69,610	TGS Nopec Geophysical Co. ASA (Energy)(a)	1,464,305

		23,677,951

Portugal – 1.2%
501,753	CTT-Correios de Portugal SA (Transportation)	5,173,012
647,945	NOS SGPS SA (Media)	5,482,933
747,026	Portucel SA (Materials)	2,843,663

		13,499,608

Singapore – 0.6%
410,600	Asian Pay Television Trust (Media)	249,919
785,000	Indofood Agri Resources Ltd. (Food, Beverage & Tobacco)	334,745
677,000	Mapletree Greater China Commercial Trust (REIT)	483,649
12,503	REC Solar ASA (Semiconductors & Semiconductor Equipment)*	163,014
1,001,900	United Engineers Ltd. (Capital Goods)	1,818,516
375,800	Venture Corp. Ltd. (Technology Hardware & Equipment)	2,150,403
882,800	Wing Tai Holdings Ltd. (Real Estate)	1,213,028

		6,413,274

Shares	Description	Value
Common Stocks – (continued)
Spain – 2.9%
212,676	Almirall SA (Pharmaceuticals, Biotechnology & Life Sciences)	$ 4,182,498
74,120	Bolsas y Mercados Espanoles SHMSF SA (Diversified Financials)	3,060,939
16,751	Cie Automotive SA (Automobiles & Components)	265,097
228,283	Ebro Foods SA (Food, Beverage & Tobacco)	4,553,246
501,813	Gamesa Corp. Tecnologica SA (Capital Goods)	7,947,234
30,191	Let’s GOWEX SA (Telecommunication Services)*(a)	—
468,104	Mediaset Espana Comunicacion SA (Media)	5,884,878
88,715	Papeles y Cartones de Europa SA (Materials)	508,656
100,456	Viscofan SA (Food, Beverage & Tobacco)	6,003,430

		32,405,978

Sweden – 3.1%
47,545	Axfood AB (Food & Staples Retailing)	810,750
134,718	Betsson AB (Consumer Services)*	2,258,710
199,982	Bilia AB Class A (Retailing)	4,019,751
510,090	BillerudKorsnas AB (Materials)	7,835,840
25,966	BioGaia AB Class B (Pharmaceuticals, Biotechnology & Life Sciences)	841,278
54,651	Clas Ohlson AB Class B (Retailing)	1,010,443
85,431	Fastighets AB Balder Class B (Real Estate)*	1,421,748
122,741	Haldex AB (Capital Goods)	1,504,451
45,778	Industrial & Financial Systems AB Class B (Software & Services)(a)	1,533,584
144,045	Intrum Justitia AB (Commercial & Professional Services)	4,898,578
49,469	Loomis AB Class B (Commercial & Professional Services)	1,386,066
129,341	Mycronic AB (Technology Hardware & Equipment)	815,322
23,182	NetEnt AB (Software & Services)*	1,078,920
225,297	Nobia AB (Consumer Durables & Apparel)	2,642,669
85,789	Nolato AB Class B (Capital Goods)	2,103,939

		34,162,049

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Switzerland – 3.7%
64,018	Ascom Holding AG (Registered) (Technology Hardware & Equipment)	$ 1,160,573
20,816	Autoneum Holding AG (Automobiles & Components)*	4,294,589
1,212	Banque Cantonale Vaudoise (Registered) (Banks)	785,763
37,506	Cembra Money Bank AG (Diversified Financials)*	2,283,982
9,913	Flughafen Zuerich AG (Registered) (Transportation)	8,136,891
3,606	Forbo Holding AG (Registered) (Consumer Durables & Apparel)*	4,391,681
6,609	Georg Fischer AG (Registered) (Capital Goods)	4,407,215
7,673	Inficon Holding AG (Registered) (Technology Hardware & Equipment)*	2,278,952
3,247	Kardex AG (Registered) (Capital Goods)*	190,233
9,362	Komax Holding AG (Registered) (Capital Goods)	1,629,736
84,121	Mobilezone Holding AG (Registered) (Retailing)	1,455,018
5,729	Mobimo Holding AG (Registered) (Real Estate)*	1,218,961
86,814	Oriflame Holding AG (Household & Personal Products)*	1,285,090
643	Schweiter Technologies AG (Capital Goods)	503,622
4,971	Siegfried Holding AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	894,091
10,192	Tecan AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,248,818
57,455	Temenos Group AG (Registered) (Software & Services)*	2,106,041
21,444	Vontobel Holding AG (Registered) (Diversified Financials)	1,140,737
27,086	Zehnder Group AG (Capital Goods)	1,021,717

		40,433,710

United Kingdom – 16.9%
57,439	Advanced Medical Solutions Group PLC (Health Care Equipment & Services)	135,446
1,055,398	Amlin PLC (Insurance)	8,401,388
130,943	Anite PLC (Software & Services)	257,143
1,018,961	Ashmore Group PLC (Diversified Financials)(a)	4,223,207

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
134,722	Bellway PLC (Consumer Durables & Apparel)	$ 5,062,401
324,113	Berendsen PLC (Commercial & Professional Services)	5,176,966
193,776	Berkeley Group Holdings PLC (Consumer Durables & Apparel)	10,176,317
73,269	Betfair Group PLC (Consumer Services)	3,183,562
226,743	Big Yellow Group PLC (REIT)	2,493,372
194,465	Bodycote PLC (Capital Goods)	2,071,599
884,608	Booker Group PLC (Food & Staples Retailing)	2,469,803
88,784	Bovis Homes Group PLC (Consumer Durables & Apparel)	1,581,611
176,401	Britvic PLC (Food, Beverage & Tobacco)	1,887,625
149,209	Chesnara PLC (Insurance)	788,746
264,755	Close Brothers Group PLC (Diversified Financials)	5,999,588
68,740	Concentric AB (Capital Goods)(a)	790,893
245,962	Dart Group PLC (Transportation)	1,713,115
937,490	Debenhams PLC (Retailing)	1,283,150
189,725	Diploma PLC (Capital Goods)	2,202,872
31,269	Domino’s Pizza Group PLC (Consumer Services)	438,260
1,575,337	DS Smith PLC (Materials)	9,840,008
290,439	Fenner PLC (Capital Goods)	755,466
142,335	Foxtons Group PLC (Real Estate)	541,264
276,527	Galliford Try PLC (Capital Goods)	7,656,365
1,755,112	Globo PLC (Software & Services)*(a)	1,068,940
74,935	Go-Ahead Group PLC (Transportation)	2,980,182
28,978	Great Portland Estates PLC (REIT)	376,447
143,293	Greggs PLC (Food & Staples Retailing)	3,032,026
673,947	Halfords Group PLC (Retailing)	5,714,648
205,628	Hansteen Holdings PLC (REIT)(a)	391,123
1,355,674	Henderson Group PLC (Diversified Financials)	6,020,400
1,922,932	Home Retail Group PLC (Retailing)	4,903,812
59,641	HomeServe plc (Commercial & Professional Services)	405,908
61,939	Hunting PLC (Energy)	495,285
634,086	IG Group Holdings PLC (Diversified Financials)	7,399,027
658,991	Inchcape PLC (Retailing)	8,253,148

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
940,801	Indivior PLC (Pharmaceuticals, Biotechnology & Life Sciences)*	$ 3,875,755
337,952	Intermediate Capital Group PLC (Diversified Financials)	3,071,879
26,491	J D Wetherspoon PLC (Consumer Services)	295,791
73,362	John Menzies PLC (Retailing)	590,852
50,502	John Wood Group PLC (Energy)	491,702
86,537	Keller Group PLC (Capital Goods)	1,427,560
279,324	Lancashire Holdings Ltd. (Insurance)	2,810,048
740,729	Londonmetric Property PLC (REIT)	1,871,637
401,946	Lookers PLC (Retailing)	1,018,442
38,754	Majestic Wine PLC (Food & Staples Retailing)*	263,080
2,887,571	Man Group PLC (Diversified Financials)	7,322,039
128,827	Micro Focus International PLC (Software & Services)	2,812,534
216,988	Mitie Group PLC (Commercial & Professional Services)	1,090,092
784,017	Moneysupermarket.com Group PLC (Software & Services)	3,585,246
31,579	N Brown Group PLC (Retailing)	156,542
70,970	OneSavings Bank PLC (Banks)	322,516
772,213	Pace PLC (Technology Hardware & Equipment)	4,376,042
1,165,600	QinetiQ Group PLC (Capital Goods)	4,310,598
621,673	Redefine International PLC (REIT)	504,835
321,541	Rentokil Initial PLC (Commercial & Professional Services)	738,247
228,911	Safestore Holdings PLC (REIT)	1,077,799
159,691	Savills PLC (Real Estate)	2,440,068
295,668	Soco International PLC (Energy)	728,534
673,806	Speedy Hire PLC (Capital Goods)	544,539
70,411	Stagecoach Group PLC (Transportation)	429,933
164,929	Stobart Group Ltd. (Energy)	283,961
89,843	SVG Capital PLC (Diversified Financials)*	674,306
33,807	Synergy Health PLC (Health Care Equipment & Services)	918,628
117,380	The Paragon Group of Cos. PLC (Banks)	749,525
47,810	The Restaurant Group PLC (Consumer Services)	503,152

Shares	Description		Value
Common Stocks – (continued)
United Kingdom – (continued)
146,626	Trinity Mirror PLC (Media)		$ 304,541
309,732	TT electronics PLC (Technology Hardware & Equipment)		718,284
596,448	Tullett Prebon PLC (Diversified Financials)		3,769,949
191,650	WH Smith PLC (Retailing)		4,725,956
43,058	Workspace Group PLC (REIT)		654,087
252,306	WS Atkins PLC (Commercial & Professional Services)		6,184,780
97,989	Xchanging PLC (Software & Services)		148,816

			185,963,408

TOTAL COMMON STOCKS			$1,053,168,469

Shares	Description	Rate	Value
Preferred Stocks – 0.2%
Germany – 0.2%
30,260	Jungheinrich AG (Capital Goods)	1.040%	$ 2,133,305
837	Sto SE & Co. KGaA (Materials)	0.310	130,531

TOTAL PREFERRED STOCKS			$ 2,263,836

Shares	Distribution Rate		Value
Investment Company(c)(d) – 2.9%
Goldman Sachs Financial Square Government Fund — FST Shares
31,317,521	0.610%		$ 31,317,521

Units	Description	Expiration Month	Value
Warrants* – 0.0%
France – 0.0%
9,966	Societe de la Tour Eiffel (REIT)	07/16	$ 2,846

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Units	Description	Expiration Month	Value
Warrants – (continued)
Italy – 0.0%
25,579	Tamburi Investment Partners SpA (Diversified Financials)	06/20	$ 15,647

TOTAL WARRANTS			$ 18,493

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$1,086,768,319

Shares	Distribution Rate		Value
Securities Lending Reinvestment Vehicle(c)(d) – 3.7%
Goldman Sachs Financial Square Money Market Fund — FST Shares
40,471,402	0.102%		$ 40,471,402

TOTAL INVESTMENTS – 102.6%			$1,127,239,721

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.6)%			(28,536,790)

NET ASSETS – 100.0%			$1,098,702,931

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $8,503,165, which represents approximately 0.8% of net assets as of July 31, 2015.

(c)	Represents an affiliated issuer.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on July 31, 2015.

Investment Abbreviations:
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	160	September 2015	$6,322,405	$331,251
FTSE 100 Index	31	September 2015	3,221,278	47,941
Hang Seng Index	2	August 2015	316,371	(7,644)
MSCI Singapore Index	6	August 2015	310,530	(15,939)
SPI 200 Index	14	September 2015	1,445,709	52,020
TSE TOPIX Index	30	September 2015	4,018,235	175,479

TOTAL				$583,108

TAX INFORMATION — At July 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,043,304,895

Gross unrealized gain	124,820,473
Gross unrealized loss	(40,885,647)

Net unrealized security gain	$83,934,826

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establish a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the investment adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and ETFs. Investments in investment companies are valued at the NAV per share of the Institutional Share class (FST for Money Market Funds) on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

The Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price, or it is believed by the investment adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Funds enter into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2015:

EMERGING MARKETS EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$37,893,512	$—
Asia	43,817,638	393,294,877	—
Europe	—	11,918,534	—
North America	49,994,375	—	—
South America	76,796,931	—	—
Securities Lending Reinvestment Vehicle	2,301,600	—	—
Total	$172,910,544	$443,106,923	$—

INTERNATIONAL EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$5,589,811	$—
Asia	—	242,596,444	—
Australia and Oceania	—	25,899,482	—
Europe	17,755,858	463,859,176	—
North America	—	578,446	—
Securities Lending Reinvestment Vehicle	5,035,462	—	—
Total	$22,791,320	$738,523,359	$—

Derivative Type
Assets(b)
Futures Contracts	$178,709	$—	$—
Liabilities(b)
Futures Contracts	$(8,611)	$—	$—

INTERNATIONAL SMALL CAP INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$374,988,698	$—
Australia and Oceania	—	68,418,524	—
Europe	—	604,476,900	—
Investment Company	31,317,521	7,566,676	—
Securities Lending Reinvestment Vehicle	40,471,402	—	—
Total	$71,788,923	$1,055,450,798	$—

Derivative Type
Assets(b)
Futures Contracts	$606,691	$—	$—
Liabilities(b)
Futures Contracts	$(23,583)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), an affiliated series of the Trust. The Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Funds may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Funds in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Funds. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Funds’ NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Funds’ performance to the extent that the Funds are delayed in investing new cash and are required to maintain a larger cash position than they ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Funds’ current expenses being allocated over a smaller asset base, leading to an increase in the Funds’ expense ratios.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date September 28, 2015

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date September 28, 2015

*	Print the name and title of each signing officer under his or her signature.